UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments July 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (b) (99.8%)
	Australia (13.8%)
	Apparel/Footwear
105,221	Billabong International Ltd. (a)	$1,448,200

	Beverages: Alcoholic
295,000	Foster’s Group Ltd.	1,482,985

	Casino/Gaming
145,900	Tattersall’s Ltd. (a)	607,104

	Chemicals: Major Diversified
31,550	Orica Ltd.	756,114

	Department Stores
452,750	Harvey Norman Holdings Ltd. (a)	2,036,157

	Financial Conglomerates
32,200	Macquarie Bank Ltd. (a)	2,246,153
57,466	Suncorp-Metway Ltd. (a)	949,249
		3,195,402
	Industrial Conglomerates
60,150	Wesfarmers Ltd. (a)	1,985,801

	Major Banks
32,300	Commonwealth Bank of Australia	1,490,792
75,080	National Australia Bank Ltd. (a)	2,449,175
49,000	Westpac Banking Corp.	1,091,711
		5,031,678
	Other Metals/Minerals
252,401	BHP Billiton Ltd.	8,066,217
34,700	Rio Tinto Ltd. (a)	2,731,225
256,300	Straits Resources Ltd. (a)	916,375
		11,713,817
	Property - Casualty Insurers
43,000	QBE Insurance Group Ltd.	1,096,799

	Total Australia	29,354,057

	Bermuda (0.5%)
	Electronic Equipment/Instruments
690,000	GOME Electrical Appliances Holdings Ltd.	1,119,849

	China (8.2%)
	Airlines
1,004,000	Air China Ltd.* (a)	889,953

	Coal
950,000	China Coal Energy Co.	1,746,188

	Electric Utilities
928,000	Huaneng Power International, Inc. (Class H)	1,039,940

	Electrical Products
431,000	Harbin Power Equipment Co., Ltd.	738,273

	Engineering & Construction
643,000	China Communications System Co., Ltd.	1,446,355

	Integrated Oil
350,000	PetroChina Co., Ltd.	516,425

	Major Banks
1,631,000	Bank of China Ltd.* (a)	854,093

	Marine Shipping
1,172,650	China Cosco Holdings Co., Ltd. (a)	2,063,795

	Motor Vehicles
993,000	Dongfeng Motor Corp.	577,745

	Multi-Line Insurance
235,000	Ping An Insurance (Group) Co. of China, Ltd. (Class H)	1,991,050

	Regional Banks
4,829,000	China Construction Bank Corp. (a)	3,589,486
267,500	China Merchant Bank Co., Ltd. (Series H)	953,047
		4,542,533
	Steel
1,071,000	Maanshan Iron & Steel Co., Ltd.	931,889

	Total China	17,338,239

	Hong Kong (5.7%)
	Apparel/Footwear Retail
158,500	Esprit Holdings Ltd.	2,146,698

	Consumer Sundries
818,000	Moulin Global Eyecare Holdings Ltd.* **	0

	Electric Utilities
378,000	China Resources Power Holdings Co., Ltd.*	953,152

	Engineering & Construction
384,800	New World Development Co., Ltd.	942,581

	Financial Conglomerates
154,000	Wharf (Holdings) Ltd. (The)	636,741

	Industrial Conglomerates
61,000	Hutchison Whampoa Ltd.	649,847

	Oil & Gas Production
463,000	CNOOC Ltd.	550,665

	Property - Casualty Insurers
1,214,000	PICC Property & Casualty Co., Ltd.* (a)	1,533,131

	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	771,017
159,000	Great Eagle Holdings Ltd. (a)	596,319
116,000	HongKong Land Holdings Ltd. (a)	491,550
		1,858,886
	Tobacco
28,000	Shanghai Industrial Holdings Ltd.	120,779

	Wireless Telecommunications
239,000	China Mobile Ltd.	2,748,413

	Total Hong Kong	12,140,893

	India (3.4%)
	Contract Drilling
25,900	Aban Offshore Ltd.	1,933,790

	Electrical Products
104,500	Asea Brown Boveri India Ltd.	2,962,338

	Major Telecommunications
103,500	Bharti Airtel Ltd.*	2,311,454

	Total India	7,207,582

	Indonesia (2.8%)
	Agricultural Commodities/Milling
325,500	PT Astra Agro Lestri Tbk	535,775
464,000	PT Perusahaan Perkebanan London Sumatra Indonesia Tbk*	330,152
		865,927
	Coal
531,000	PT Tambang Batubara Bukit Asam Tbk	374,846

	Construction Materials
488,500	PT Indocement Tunggal Prakarsa Tbk*	340,253

	Food: Specialty/Candy
1,771,000	PT Indofood Sukses Makmur Tbk	376,937

	Major Telecommunications
462,500	PT Telekomunkasi Indonesia Tbk (Series B)	555,339

	Motor Vehicles
455,500	PT Astra International Tbk	911,000

	Other Metals/Minerals
81,000	PT International Nickel Industry Indonesia Tbk	492,211

	Regional Banks
934,000	PT Bank Central Asia Tbk	626,646
1,029,000	PT Bank Rakyat Indonesia	688,961
		1,315,607
	Trucks/Construction/Farm Machinery
692,000	PT United TractorsTbk	642,926

	Total Indonesia	5,875,046

	Japan (e) (44.9%)
	Auto Parts: O.E.M.
44,100	NIFCO Inc. (a)	1,037,103
19,000	Toyoda Gosei Co., Ltd. (a)	602,163
		1,639,266
	Building Products
125,000	Nippon Sheet Glass Co., Ltd. (a)	656,940
127,000	Sanwa Shutter Corp.	755,500
		1,412,440
	Chemicals: Major Diversified
168,000	Mitsubishi Chemical Holdings Corp.*	1,522,601

	Chemicals: Specialty
198,000	Daicel Chemical Industries, Ltd. (a)	1,324,352
307,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,527,512
154,000	Kaneka Corp. (a)	1,257,123
71,300	Shin-Etsu Polymer Co., Ltd. (a)	872,490
		4,981,477
	Commercial Printing/Forms
77,000	Dai Nippon Printing Co., Ltd.	1,135,627
12,600	Nissha Printing Co., Ltd. (a)	324,461
		1,460,088
	Computer Peripherals
55,100	Mitsumi Electric Co., Ltd. (a)	2,138,265

	Computer Processing Hardware
328,000	Fujitsu Ltd. (a)	2,166,543

	Electric Utilities
24,000	Tokyo Electric Power Co., Inc. (a)	637,024

	Electrical Products
260,000	Furukawa Electric Co., Ltd.*	1,435,815

	Electronic Components
21,500	TDK Corp.	1,827,810

	Electronic Distributors
33,400	Ryosan Co., Ltd.	825,426

	Electronic Equipment/Instruments
55,800	Canon Inc.	2,954,165
18,600	Kyocera Corp.	1,791,929
129,000	Matsushita Electric Industrial Co., Ltd.	2,345,474
346,000	NEC Corp.	1,695,306
105,000	Ricoh Co., Ltd.	2,274,034
334,000	Toshiba Corp. (a)	3,151,439
		14,212,347
	Electronics/Appliances
86,800	Casio Computer Co., Ltd. (a)	1,315,929
44,300	FUJIFILM Holdings Corp. (a)	1,923,620
19,100	Rinnai Corp. (a)	569,333
35,700	Sony Corp. (a)	1,881,985
		5,690,867
	Engineering & Construction
63,000	Kyudenko Corp.	358,543
59,000	Maeda Road Construction Co., Ltd.	531,415
182,000	Obayashi Corp.	963,969
34,000	Sanki Engineering Co., Ltd. (a)	275,751
		2,129,678
	Finance/Rental/Leasing
53,700	Hitachi Capital Corp. (a)	752,277

	Food Retail
42,300	FamilyMart Co., Ltd. (a)	1,097,874

	Food: Meat/Fish/Dairy
83,000	Nippon Meat Packers, Inc. (a)	897,085

	Food: Specialty/Candy
30,600	House Foods Corp. (a)	455,189

	Home Building
163,000	Sekisui Chemical Co., Ltd.	1,274,571
97,000	Sekisui House, Ltd. (a)	1,203,474
		2,478,045
	Industrial Conglomerates
287,000	Hitachi Ltd.	2,045,163

	Industrial Machinery
110,000	Amada Co., Ltd.	1,283,179
90,000	Daifuku Co., Ltd. (a)	1,111,963
49,300	Daikin Industries, Ltd. (a)	1,916,095
31,100	Fuji Machine Mfg. Co., Ltd.	714,497
63,000	Fujitec Co., Ltd. (a)	419,593
401,000	Mitsubishi Heavy Industries, Ltd. (a)	2,815,501
176,000	Tsubakimoto Chain Co.	1,279,882
		9,540,710
	Industrial Specialties
46,300	Lintec Corp.	909,814
100,000	Toyo Ink Mfg. Co., Ltd.	368,791
		1,278,605
	Major Telecommunications
230	Nippon Telegraph & Telephone Corp.	1,000,237

	Metal Fabrications
163,000	Minebea Co., Ltd.	882,751
204,000	Mitsui Mining & Smelting Co., Ltd.	979,133
		1,861,884
	Miscellaneous Manufacturing
48,300	Kurita Water Industries Ltd.	1,525,053

	Motor Vehicles
230,900	Nissan Motor Co., Ltd.	2,447,029
67,800	Suzuki Motor Corp. (a)	1,966,994
55,800	Toyota Motor Corp.	3,364,288
56,400	Yamaha Motor Co., Ltd.	1,583,182
		9,361,493

	Movies/Entertainment
28,200	TOHO Co., Ltd.	515,414

	Pharmaceuticals: Other
43,200	Astellas Pharma Inc.	1,766,161
70,300	Daiichi Sankyo Co., Ltd.	1,960,463
27,300	Ono Pharmaceutical Co., Ltd.	1,421,847
		5,148,471
	Railroads
164	East Japan Railway Co.	1,213,528

	Recreational Products
8,600	Nintendo Co., Ltd.	4,196,323
63,400	Yamaha Corp.	1,373,687
		5,570,010
	Semiconductors
16,000	Rohm Co., Ltd. (a)	1,352,260

	Steel
111,000	Nippon Steel Corp.	835,497

	Textiles
53,000	Nisshinbo Industries, Inc. (a)	652,784
251,000	Teijin Ltd.	1,359,759
		2,012,543
	Wholesale Distributors
17,600	Hitachi High-Technologies Corp.	426,966
108,800	Mitsubishi Corp.	3,202,680
60,000	Nagase & Co., Ltd.	758,535
		4,388,181

	Total Japan	95,409,166

	Malaysia (0.7%)
	Agricultural Commodities/Milling
460,000	IOI Corporation Behard	699,726
108,000	Kuala Lumpur Kepong Berhad	399,887
		1,099,613
	Engineering & Construction
143,900	IJM Corporation Berhad	360,222

	Total Malaysia	1,459,835

	Pakistan (0.4%)
	Oil & Gas Production
371,380	Oil & Gas Development Co. Ltd.	751,467

	Philippines (1.1%)
	Alternative Power Generation
1,841,000	PNOC Energy Development Corp.	257,392

	Financial Conglomerates
69,420	Ayala Corp.	800,080

	Specialty Telecommunications
21,615	Philippine Long Distance Telephone Co.	1,233,534

	Total Philippines	2,291,006

	Singapore (5.2%)
	Agricultural Commodities/Milling
243,800	Wilmar International Ltd.	540,484

	Electronic Components
306,250	UniSteel Technology Ltd.	399,914

	Major Banks
267,600	Oversea-Chinese Banking Corp., Ltd.	1,587,097

	Miscellaneous
50,600	Ascendas India Trust*	39,390

	Real Estate Development
311,000	Capitaland Ltd.	1,517,028
74,000	City Developments Ltd.	730,103
1,583,000	United Industrial Corp., Ltd.	3,199,033
		5,446,164
	Real Estate Investment Trusts
415,660	CDL Hospitality Trust	612,179
836,000	Suntec Real Estate Investment Trust	1,039,737
		1,651,916
	Regional Banks
104,000	United Overseas Bank Ltd.	1,522,735

	Total Singapore	11,187,700

	South Korea (7.6%)
	Advertising/Marketing Services
1,941	Cheil Communications, Inc.	606,402

	Airlines
1,881	Korean Air Lines Co., Ltd.	150,060

	Apparel/Footwear
6,000	Cheil Industries Inc.	347,070

	Chemicals: Specialty
7,046	LG Chemical Ltd.	703,075
7,060	SSCP Co., Ltd.*	216,891
		919,966
	Electronic Distributors
20,440	LG Philips LCD Co., Ltd.*	952,253

	Electronics/Appliances
15,490	LG Electronics Inc.	1,301,343
24,560	Woongjin Coway Co., Ltd.	790,987
		2,092,330
	Engineering & Construction
5,070	GS Engineering & Construction Corp.	753,190
5,660	Hyundai Engineering & Construction Co., Ltd.*	490,560
5,920	Samsung Engineering Co., Ltd.	696,802
		1,940,552
	Financial Conglomerates
20,280	Shinhan Financial Group Co., Ltd.	1,377,771

	Food: Specialty/Candy
1,057	Orion Corp.	353,943

	Household/Personal Care
794	Amorepacific Corp.	571,015

	Industrial Machinery
33,030	EnE System Inc.*	320,721

	Internet Software/Services
4,310	NHN Corp.*	790,805

	Major Banks
24,200	Korea Exchange Bank	376,071

	Oil & Gas Production
377	SK Energy Co., Ltd.*	64,364

	Property - Casualty Insurers
2,050	Samsung Fire & Marine Insurance Co., Ltd.	419,777

	Semiconductors
401	Samsung Electronics Co., Ltd.	263,883

	Steel
750	POSCO	431,068

	Trucks/Construction/Farm Machinery
12,350	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	803,522
19,490	Doosan Infracore Co., Ltd.	779,181
4,053	Hyundai Heavy Industries Co., Ltd.*	1,558,312
3,668	Hyundai Mipo Dockyard Co., Ltd.	1,157,993
		4,299,008

	Total South Korea	16,277,059

	Taiwan (5.1%)
	Chemicals: Major Diversified
275,720	Eternal Chemical Co. Ltd.	398,100

	Chemicals: Specialty
66,000	Formosa Plastic Corp.	162,308

	Computer Peripherals
83,000	Foxconn Technology Co.	925,967
110,000	Innolux Display Corp	493,164
		1,419,131
	Computer Processing Hardware
183,000	Asustek Computer, Inc.	519,219
12,600	High Tech Computer Corp.*	229,575
		748,794
	Electronic Components
172,938	Tripod Technology Corp.	763,792
210,000	TXC Corp.	477,742
		1,241,534
	Electronic Equipment/Instruments
1,306,000	AU Optronics Corp.	2,224,101
961	Delta Electronics, Inc.	3,784
402,000	Sunrex Technology Corp.	537,328
		2,765,213
	Financial Conglomerates
531,374	Cathay Financial Holding Co.	1,379,754
308,000	Yuanta Financial Holding Co., Ltd.*	201,200
		1,580,954
	Marine Shipping
783,000	Yang Ming Marine Transport	575,201

	Semiconductors
776,000	Advanced Semiconductor Engineering Inc.*	1,010,550
52,185	MediaTek Inc.	935,663
		1,946,213

	Total Taiwan	10,837,448

	Thailand (0.4%)
	Coal
43,500	Banpu Public Co Ltd (NVDR)	360,449

	Home Building
506,600	Land & Houses Public Co., Ltd. (Alien Shares)	127,841

	Major Banks
157,900	Kasikornbank Public Co., Ltd. (Alien Shares)	403,614

	Total Thailand	891,904

	TOTAL COMMON STOCKS (Cost $149,145,662)	212,141,251

	PREFERRED STOCK (b) (0.2%)
	South Korea (0.2%)
	Semiconductors

950	Samsung Electronics Co., Ltd. (Cost $363,571)	472,481

China (0.0%)
Investment Trusts/Mutual Funds
100,000	Investment Co. of China* ** (Cost $783,625)	0

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (15.9%)
	Investment Company (c) (0.2%)
$423	Morgan Stanley Institutional Liquidity Money Market Portfolio -
	Institutional Class (Cost $423,455)		423,455

	Short-Term Debt Securities held as Collateral on Loaned Securities (a) (15.7%)
1,031	AIG Match Funding Corp., 5.30%, 12/17/07 (d)		1,030,546
736	Alliance and Leister PLC, 5.33%, 08/29/08 (d)		736,074
368	Bancaja, 5.36%, 08/29/08 (d)		368,037
368	Bank of New York Co., Inc. 5.32%, 08/29/08 (d)		368,037
368	BASF AG, 5.36%, 07/18/08 (d)		368,000
736	BNP Paribas Mtn., 5.35%, 08/29/08 (d)		736,074
1,472	Cam U.S. Finance S.A. Unipersonal, 5.37%, 08/29/08 (d)		1,472,148
736	Canadian Imperial Bank N.Y., 5.42%, 07/28/08 (d)		736,074
368	CC USA Inc., 5.50%, 01/28/08 (d)		367,719
515	CIC NY, 5.30%, 09/04/07 (d)		515,239
1,325	CIT Group Holdings, 5.38%, 06/18/08 (d)		1,324,933
736	Credit Suisse First Boston, N.Y., 5.32%, 03/14/08 (d)		736,074
736	Dexia Bank NY, 5.32%, 09/28/07 (d)		736,038
	First Tennessee Bank
368	5.33%, 08/29/08 (d)		368,037
1,472	5.34%, 08/29/08 (d)		1,472,023
	Goldman Sachs Group, Inc.,
368	5.37%, 08/29/08 (d)		368,037
692	5.50%, 07/31/08 (d)		691,910
368	HSBC Finance Corp., 5.33%, 08/29/08 (d)		368,037
1,472	IBM Corp., 5.29%, 08/29/08 (d)		1,472,340
736	Macquarie Bank Ltd., 5.34%, 08/29/08 (d)		736,074
738	Marshall & Ilsley Bank 5.37%, 12/17/07		738,139
1,104	Metropolitan Life Global Funding, 5.31%, 08/29/08 (d)		1,104,111
736	Natexis Banques Populaires NY, 5.33%, 09/07/07 (d)		736,074
368	National City Bank Cleveland, 5.32%, 09/18/07 (d)		368,030
1,472	National Rural Utilities Coop., Fin., 5.33%, 08/29/08 (d)		1,472,148
854	Nationwide Building Society, 5.44%, 07/31/08 (d)		853,846
1,472	National Bank of Canada, 5.31%, 04/02/08 (d)		1,471,876
1,459	Rhein-Main Securitizaton Limited, 5.33%, 09/24/07		1,459,193
	Sheffield Receivable Corp.,
733	5.30%, 08/24/07		732,835
586	5.31%, 08/27/07		586,177
1,766	Societe Generale, N.Y., 5.30%, 12/31/07 (d)		1,766,352
659	Ticonderoga Funding LLC., 5.30%, 08/17/07		659,357
4,399	UBS Securities LLC., 5.30%, 08/01/07		4,399,104
810	Unicredito Deleware Inc., 5.33%, 08/29/08 (d)		809,717
515	Unicredito Italiano Bank (IRE) PLC, 5.34%, 08/29/08 (d)		515,252
736	Washington Mutual Bank FA, 5.33%, 10/22/07		736,074

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $33,379,736)		33,379,736

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,803,191)		33,803,191

	TOTAL INVESTMENTS (Cost $184,096,049) (f)	115.9%	246,416,923
	LIABILITIES IN EXCESS OF OTHER ASSETS	(15.9)	(33,742,342)
	NET ASSETS	100.0%	$212,674,581

ADR	American Depositary Receipt.
NVDR	Non-voting Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investor.
(a)	All or a portion of these securities were on loan at July 31, 2007. The total value of the loaned securities and related collateral outstanding were $31,722,511 and $33,379,736, respectively.
(b)

Securities with total market value equal to $212,613,732 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class . Income distributions earned by the Fund totaled $8,629, for the period ended July 31, 2007.

(d)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on July 31, 2007.
(e)

At July 31, 2007, investments in securities of issuers in Japan represented 44.9% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(f)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $69,058,484 and the aggregate gross unrealized depreciation is $6,737,610, resulting in net unrealized appreciation of $62,320,874.

Forward Foreign Currency Contracts Open at July 31, 2007:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

AUD	72,807		$62,286	08/01/07	$(320)
SGD	51,860		$34,213	08/01/07	5
	$36,954	SGD	56,014	08/01/07	(112)
	$2,831	SGD	4,290	08/01/07	(10)
AUD	23,667		$20,048	08/02/07	95

		Net Unrealized Depreciation			$(342)

Currency Abbreviations:

AUD	Australian Dollar.
SGD	Singapore Dollar.

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments   July 31, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investment	$33,803,191	13.7%
Electronic Equipment/Instruments	18,097,409	7.3
Other Metals/Minerals	12,206,028	5.0
Motor Vehicles	10,850,238	4.4
Industrial Machinery	9,861,431	4.0
Major Banks	8,252,553	3.3
Electronics/Appliances	7,783,197	3.2
Financial Conglomerates	7,590,948	3.1
Regional Banks	7,380,875	3.0
Real Estate Development	7,305,050	3.0
Engineering & Construction	6,819,388	2.8
Chemicals: Specialty	6,063,751	2.5
Recreational Products	5,570,010	2.3
Pharmaceuticals: Other	5,148,471	2.1
Electrical Products	5,136,426	2.1
Trucks/Construction/Farm Machinery	4,941,934	2.0
Industrial Conglomerates	4,680,811	1.9
Wholesale Distributors	4,388,181	1.8
Semiconductors	4,034,837	1.6
Major Telecommunications	3,867,030	1.6
Computer Peripherals	3,557,396	1.4
Electronic Components	3,469,258	1.4
Property - Casualty Insurers	3,049,707	1.2
Computer Processing Hardware	2,915,337	1.2
Wireless Telecommunications	2,748,413	1.1
Chemicals: Major Diversified	2,676,815	1.1
Marine Shipping	2,638,996	1.1
Electric Utilities	2,630,116	1.1
Home Building	2,605,886	1.1
Agricultural Commodities/Milling	2,506,024	1.0
Coal	2,481,483	1.0
Steel	2,198,454	0.9
Apparel/Footwear Retail	2,146,698	0.9
Department Stores	2,036,157	0.8
Textiles	2,012,543	0.8
Multi-Line Insurance	1,991,050	0.8
Contract Drilling	1,933,790	0.8
Metal Fabrications	1,861,884	0.8
Apparel/Footwear	1,795,270	0.7
Electronic Distributors	1,777,679	0.7
Real Estate Investment Trusts	1,651,916	0.7
Auto Parts: O.E.M.	1,639,266	0.7
Miscellaneous Manufacturing	1,525,053	0.6

Beverages: Alcoholic	1,482,985		0.6
Commercial Printing/Forms	1,460,088		0.6
Building Products	1,412,440		0.6
Oil & Gas Production	1,366,496		0.6
Industrial Specialties	1,278,605		0.5
Specialty Telecommunications	1,233,534		0.5
Railroads	1,213,528		0.5
Food: Specialty/Candy	1,186,069		0.5
Food Retail	1,097,874		0.4
Airlines	1,040,013		0.4
Food: Meat/Fish/Dairy	897,085		0.4
Internet Software/Services	790,805		0.3
Finance/Rental/Leasing	752,277		0.3
Casino/Gaming	607,104		0.2
Advertising/Marketing Services	606,402		0.2
Household/Personal Care	571,015		0.2
Integrated Oil	516,425		0.2
Movies/Entertainment	515,414		0.2
Construction Materials	340,253		0.1
Alternative Power Generation	257,392		0.1
Tobacco	120,779		0.0
Miscellaneous	39,390		0.0

	$246,416,923	*	100.0%

*              Does not include an open forward foreign currency contracts with net unrealized depreciation of $342.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007